COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Minimum
Loss Contingencies [Line Items]
Estimate of possible commission payments due	$ 4,000
Maximum
Loss Contingencies [Line Items]
Estimate of possible commission payments due	$ 11,000